           SUPPLEMENT DATED NOVEMBER 1, 1999 TO THE CURRENT PROSPECTUS

                                       OF

                     MFS/SUN LIFE SERIES TRUST (THE "TRUST")



This supplement describes a new series of the Trust -- the Strategic Growth Series -- and supplements certain information in the Trust's Prospectus dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. Information which is not supplemented applies equally to the Strategic Growth Series.


I.   EXPENSE SUMMARY - BEGINNING ON PAGE 1

          Expense Table. This table describes the expenses that you may pay when you hold shares of the series. These fees and expenses do not take into account the fees and expenses imposed under the Variable Contracts through which an investment in the series is made. The table is supplemented as follows:

     Annual Operating Expenses (expenses that are deducted from the series' assets):

                                                 Strategic Growth Series
          Management Fee                                  0.75%
          Other Expenses                                  3.43%
                                                         -------
          Total Annual Series Operating Expenses          4.18%
              Fee Waivers/Expense Reimbursement(1)       (3.15)%
                                                         -------
              Net Expenses(2)                             1.03%
-----------------------
(1) MFS has contractually agreed to bear the series' expenses such that "Other Expenses" do not exceed 0.25% annually. This contractual arrangement will continue until at least May 1, 2000, unless modified with the consent of the board of trustees, which oversees the series.
(2) The series has an expense offset arrangement which reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The series expenses do not take into account these expense reductions, and therefore do not represent the actual expenses of the series. Had these expense reductions been taken into account, "Net Expenses" would be estimated to be 1.00%.

          Example of Expenses. The "Example of Expenses" table is intended to help you compare the cost of investing in the series with the cost of investing in other mutual funds.

          The example assumes that:

          o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

          o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

          o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see table above).

          The table is supplemented as follows:

          Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           Year 1      Year 3

              Strategic Growth Series       $102        $979

II.  RISK RETURN SUMMARY - BEGINNING ON PAGE 4

     This section of the prospectus is supplemented as follows:


27:  Strategic Growth Series

          Investment Objective. The series' investment objective is capital appreciation. Approval by the series' shareholders is not required to modify or change the series' objective.

          Principal Investment Strategies. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which MFS believes offer superior prospects for growth.

          MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

          In managing the series, MFS seeks to purchase securities of companies which MFS considers well-run and poised for growth. MFS looks particularly for companies which demonstrate:

          o a strong franchise, strong cash flows and a recurring revenue stream

          o   a solid industry position, where there is

                    potential for high profit margins

                    substantial barriers to new entry in the industry

          o   a strong management team with a clearly defined strategy

          o   a catalyst which may accelerate growth

          Consistent with the series' principal investment strategies described above, the series may invest in foreign securities, and may have exposure to foreign currencies through its investment in these securities.


          Principal Risks of an Investment. The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here. The principal risks of investing in the series are:

          o Market Risk: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

          o Growth Companies: This is the risk that the prices of growth company securities held by the series, which are the series' principal investment focus, will fall to a greater extent than the overall equity markets (e.g., as represented by the Standard and Poor's Composite 500 Index) due to changing economic, political or market conditions.

          o Foreign Securities: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

                    These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

                    Enforcing legal rights may be difficult,  costly and slow in
                    foreign  countries,   and  there  may  be  special  problems
                    enforcing claims against foreign governments.

                    Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

                    Foreign markets may be less liquid and more volatile than U.S. markets.

                    Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. Forward foreign currency exchange contracts involve the risk that the party with which the series enters the contract may fail to perform its obligations to the series.

          Bar Chart and Performance Table. The bar chart and performance table are not included because the series did not have a full calendar year of performance on December 31, 1998.



III. CERTAIN INVESTMENT STRATEGIES AND RISKS - BEGINNING ON PAGE 76


     The series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this Supplement. The types of securities and investment techniques and practices in which the series may engage are identified in Appendix A to this Supplement, and are discussed, together with their risks, in the series' Statement of Additional
     Information (referred to as the SAI), which you may obtain by contacting Sun Life Assurance Company of Canada (U.S.) Retirement Products and Services Division (see the back cover of the prospectus for the address and phone number).

IV.  MANAGEMENT OF THE SERIES - BEGINNING ON PAGE 77


          Investment Adviser. Massachusetts Financial Services Company is the series' investment adviser, and is described in the prospectus.


          Portfolio Managers.

     This section is supplemented as follows:


                 Series                          Portfolio Managers

          Strategic Growth Series       S. Irfan Ali, Vice President of MFS,
                                        and  Stephen  Pesek,   Senior  Vice
                                        President   of   MFS,   have   been
                                        portfolio  managers  of the  series
                                        since its  inception.  Mr.  Ali has
                                        been employed by MFS as a portfolio
                                        manager  since  1993 and Mr.  Pesek
                                        has  been  employed  by  MFS  as  a
                                        portfolio manager since 1994.

APPENDIX A

     Investment Techniques and Practices. In pursuing its investment objective, the series may engage in the following principal and non-principal investment techniques and practices. Investment techniques and practices which are the principal focus of the series are described, together with their risks, in the Risk Return Summary of this Supplement. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

                         Investment Techniques/Practices

                      Symbols                                      |X| Permitted  --  Not Permitted
                                                                        Strategic Growth Series
     Debt Securities
          Asset-Backed Securities
              Collateralized Mortgage Obligations and Multiclass                --
                Pass-Through Securities
              Corporate Asset-Backed Securities                                 --
              Mortgage Pass-Through Securities                                  --
              Stripped Mortgage-Backed Securities                               --
          Corporate Securities                                                  |X|
          Loans and Other Direct Indebtedness                                   --
          Lower Rated Bonds                                                     --
          Municipal Bonds                                                       --
          Speculative Bonds                                                     --
          U.S. Government Securities                                            |X|
          Variable and Floating Rate Obligations                                --
          Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds
                                                                                |X|
     Equity Securities                                                          |X|
     Foreign Securities Exposure
          Brady Bonds                                                           --
          Depositary Receipts                                                   |X|
          Dollar-Denominated Foreign Debt Securities                            |X|
          Emerging Markets                                                      |X|
          Foreign Securities                                                    |X|
     Forward Contracts                                                          |X|
     Futures Contracts                                                          |X|
     Indexed Securities/Structured Products                                     |X|
     Inverse Floating Rate Obligations                                          --
     Investment in Other Investment Companies
          Open-End Funds                                                        |X|
          Closed-End Funds                                                      |X|
     Laddering                                                                  --
     Lending of Portfolio Securities                                            |X|
     Leveraging Transactions
          Bank Borrowings                                                       |X|
          Mortgage "Dollar-Roll" Transactions                                   --
          Reverse Repurchase Agreements                                         |X|
     Options
          Options on Foreign Currencies                                         |X|
          Options on Futures Contracts                                          |X|
          Options on Securities                                                 |X|
          Options on Stock Indices                                              |X|
          Reset Options                                                         |X|
          "Yield Curve" Options                                                 |X|


                      Symbols                                      |X| Permitted  --  Not Permitted
                                                                        Strategic Growth Series
     Repurchase Agreements                                                      |X|
     Restricted Securities                                                      |X|
     Short Sales                                                                |X|
     Short Sales Against the Box                                                |X|
     Short Term Instruments                                                     |X|
     Swaps and Related Derivative Instruments                                   |X|
     Temporary Borrowings                                                       |X|
     Temporary Defensive Positions                                              |X|
     Warrants                                                                   |X|
     "When-issued" Securities                                                   |X|































                   The date of this Supplement is November 1, 1999.

                SUPPLEMENT DATED NOVEMBER 1, 1999 TO THE CURRENT
                      STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                     MFS/SUN LIFE SERIES TRUST (THE "TRUST")


This Supplement describes a new series of the Trust -- the Strategic Growth Series -- and supplements certain information in the Trust's Statement of Additional Information dated May 1, 1999. The caption headings used in this Supplement correspond with the caption headings used in the Statement of Additional Information. Information which is not supplemented applies equally to the Strategic Growth Series.

1.   DEFINITIONS - PAGE 3

     This section is supplemented as follows:

     The number "27" replaces the number "26" at the end of the first paragraph.

     The following item is added at the end of the list of investment options:

          "27.  Strategic Growth Series"

2.   INVESTMENT TECHNIQUES, PRACTICES AND RISKS - BEGINNING ON PAGE 3

     This section is supplemented by adding the following disclosure at the end of the section on page 5:

     "25. Strategic Growth Series
        Foreign Securities:...................   up to (but not including) 20%
        Securities Lending:...................   30%"

3.   INVESTMENT RESTRICTIONS - BEGINNING ON PAGE 5

     This section is supplemented by adding the following disclosure at the end of the section on page 11:

     "(15) Investment Restrictions that Apply Only to the Strategic Growth
Series:

     The Strategic Growth Series may not:

(1) Borrow amounts from banks in excess of 33 1/3% of its assets, including amounts borrowed.

(2) Underwrite securities issued by other persons except insofar as the Series may technically be deemed an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in selling a portfolio security.

(3) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business. The Series reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

(4) Issue any senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures

     Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

(5) Make loans to other persons. For these purposes, the purchase of commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Series' assets in repurchase agreements, shall not be considered the making of a loan. or

(6) Purchase any securities of an issuer of a particular industry, if as a result, 25% or more of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry
     (except there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

     In addition, the Series has adopted the following nonfundamental policies which may be changed by the vote of the Series Fund's Board of Trustees without shareholder approval. The Strategic Growth Series will not:

(1) Invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of the Series' assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Series' limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Series Fund's Board of Trustees (or its delegee), will not be subject to this 15% limitation.

(2) Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, Futures Contracts and Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets.

(3)  Invest for the purpose of exercising control or management."














                The date of this Supplement is November 1, 1999.


                                       2